ACQUISITION OF MORNING STAR - Estimated fair values of the identifiable assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2022
ACQUISITION OF MORNING STAR
Goodwill	$ 38,201		$ 0
Morning Star
ACQUISITION OF MORNING STAR
Net tangible assets		$ 420
Technologies		13,972
Goodwill	$ 38,201	38,201
Deferred tax liabilities		(3,493)
Total purchase consideration		$ 49,100
Morning Star | Technology | Maximum
ACQUISITION OF MORNING STAR
Estimated useful life of Intangible assets		6 years 3 months 18 days